Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash	$ 335,103	$ 221,742	$ 15,490
Accounts receivable, net	31,250	10,000	2,000
Marketable securities	4,545,009	251,983	67,676
Prepaid expenses and other current assets	112,334	260,921
Note receivable, net	3,415,073
Total Current Assets	8,438,769	744,646	85,166
Non-current Assets
Property and equipment, net	179,568	6,176	18,062
Intangible assets, net	22,475	28,043	103,550
Goodwill		0	5,415
Deposits and other assets			83,616
Minority investment in businesses	1,172,832	1,172,832
Operating lease right of use asset, net			1,633,207
Finance lease right of use asset, net	9,595
Total Non-current Assets	1,384,470	1,207,051	2,177,183
Assets of discontinued operations (Note 11)		16,190,250
Total Assets	9,823,239	18,141,947	2,262,349
Current Liabilities
Accounts payable and accrued liabilities	3,967,120	5,285,765
Convertible notes, net of debt discount and issuance costs	2,079,932	383,374	1,216,158
Current portion of operating lease payable			547,439
Current portion of finance lease payable	4,796
Note payable, net of debt discount and issuance costs	94,256	106,819	926,413
Deferred revenue	85,238	118,862	146,950
Derivative liability	1,090,224	1,668,038
Total Current Liabilities	7,321,566	7,562,858	11,287,764
Non-current Liabilities:
Note payable	24,454	14,311	21,586
Operating lease payable			1,251,319
Finance lease payable	4,837
Total Non-current Liabilities	29,291	14,311	1,272,905
Liabilities of discontinued operations (Note11)		1,492,069
Total Liabilities	7,350,857	9,069,238	12,560,669
Commitments and contingencies (Note 9)
Mezzanine Equity
Redeemable Preferred Stock in Vocal, Inc.	84,790	84,790	84,790
Stockholders’ Equity (Deficit)
Preferred stock, value
Common stock, value	1,348	759	230
Less: Treasury stock	(78,456)	(78,456)	(78,456)
Additional paid in capital	280,202,708	266,973,016	239,186,990
Accumulated deficit	(280,218,490)	(262,926,318)	(252,800,800)
Accumulated other comprehensive loss	(298,405)	(298,405)	(297,717)
Total Creatd, Inc. Stockholders’ (Deficit) Equity	(391,233)	3,670,658	(13,989,744)
Non-controlling interest in consolidated subsidiaries	2,778,825	5,317,261	3,606,634
Total Stockholders’ Equity	2,387,592	8,987,919	(10,383,488)
Total Liabilities and Stockholders’ Equity	9,823,239	18,141,947	2,262,349
Previously Reported
Non-current Assets
Property and equipment, net		6,176	18,062
Minority investment in businesses		1,172,833	333,333
Operating lease right of use asset, net			1,633,207
Current Liabilities
Accounts payable and accrued liabilities		5,285,764	8,450,804
Deferred revenue		118,862	146,950
Stockholders’ Equity (Deficit)
Total Stockholders’ Equity	2,387,592	8,987,919	(10,383,110)
Series A Preferred Stock
Stockholders’ Equity (Deficit)
Preferred stock, value	1	1
Series F Preferred Stock
Stockholders’ Equity (Deficit)
Preferred stock, value	2	2	3
Series G Preferred Stock
Stockholders’ Equity (Deficit)
Preferred stock, value	17	17	2
Series H Preferred Stock
Stockholders’ Equity (Deficit)
Preferred stock, value	4	4	4
Series I Preferred Stock
Stockholders’ Equity (Deficit)
Preferred stock, value	$ 38	$ 38